Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2023
Interest And Finance Costs Net
Schedule of Interest and Finance Costs

The amounts in the accompanying unaudited interim Consolidated Statements of Comprehensive Income are analyzed as follows:

	Six months ended June 30,
	2022	2023
Interest on long-term debt (Note 7)	$1,463	$2,592
Interest on Promissory Note (Note 3)	223	69
Amortization of financing costs	155	126
Financing fees and charges	(12)	21
Interest from time deposits	—	(413)
Total	$1,829	$2,395